CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 263,492	$ 266,391	$ 282,756
Cost of Revenues	167,615	172,354	200,261
Gross profit (loss)	95,877	94,037	82,495
Research and development, net	30,184	33,023	28,014
Selling and marketing	21,488	22,706	23,759
General and administrative	18,633	17,024	19,861
Operating income (loss)	25,572	21,284	10,861
Financial expenses, net	2,617	4,298	4,307
Income before taxes	22,955	16,986	6,554
Taxes on income (benefit)	(13,583)	(1,423)	(247)
Net income	36,538	18,409	6,801
Depreciation and amortization expenses	10,978	13,149	13,140
Fixed Networks [Member]
Segment Reporting Information [Line Items]
Revenues	127,265	144,208	116,105
Cost of Revenues	80,038	93,745	81,920
Gross profit (loss)	47,227	50,463	34,185
Research and development, net	10,919	11,764	12,172
Selling and marketing	14,955	16,106	17,782
General and administrative	11,363	11,302	10,987
Operating income (loss)	9,990	11,291	(6,756)
Depreciation and amortization expenses	7,032	6,811	5,046
Mobility Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	104,665	97,180	88,397
Cost of Revenues	53,263	47,995	46,493
Gross profit (loss)	51,402	49,185	41,904
Research and development, net	19,265	21,259	15,842
Selling and marketing	6,485	6,421	5,782
General and administrative	5,948	4,436	6,326
Operating income (loss)	19,704	17,069	13,954
Depreciation and amortization expenses	3,871	6,128	7,902
Terrestrial Infrastructure Projects [Member]
Segment Reporting Information [Line Items]
Revenues	31,562	25,003	78,254
Cost of Revenues	34,314	30,614	71,848
Gross profit (loss)	(2,752)	(5,611)	6,406
Research and development, net
Selling and marketing	48	179	195
General and administrative	1,322	1,286	2,548
Operating income (loss)	(4,122)	(7,076)	3,663
Depreciation and amortization expenses	$ 75	$ 210	$ 192